Allowance for Loans Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 8,854	$ 7,679
Provision for loan losses	1,467	6,171
Charge-offs	(7,363)	(5,010)
Recoveries	74	14
Ending balance	3,032	8,854
Ending balance: individually evaluated for impairment	669	6,209
Ending balance: collectively evaluated for impairment	2,363	2,645
Ending balance	197,223	206,699
Ending balance: individually evaluated for impairment	8,721	15,253
Ending balance: collectively evaluated for impairment	188,502	191,446
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	695	791
Provision for loan losses	203	11
Charge-offs	(295)	(109)
Recoveries	18	2
Ending balance	621	695
Ending balance: individually evaluated for impairment		39
Ending balance: collectively evaluated for impairment	621	656
Ending balance	24,388	26,203
Ending balance: individually evaluated for impairment		39
Ending balance: collectively evaluated for impairment	24,388	26,164
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,171	1,200
Provision for loan losses	810	3,367
Charge-offs	(3,611)	(396)
Recoveries	16
Ending balance	1,386	4,171
Ending balance: individually evaluated for impairment	154	3,002
Ending balance: collectively evaluated for impairment	1,232	1,214
Ending balance	96,588	94,513
Ending balance: individually evaluated for impairment	4,034	6,671
Ending balance: collectively evaluated for impairment	92,554	87,842
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,768	3,877
Provision for loan losses	25	703
Charge-offs	(1,740)	(2,812)
Ending balance	53	1,768
Ending balance: individually evaluated for impairment		1,740
Ending balance: collectively evaluated for impairment	53	28
Ending balance	3,615	4,361
Ending balance: individually evaluated for impairment		2,175
Ending balance: collectively evaluated for impairment	3,615	2,186
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19
Provision for loan losses	15	(1)
Charge-offs	(12)	(8)
Recoveries		9
Ending balance	21	18
Ending balance: collectively evaluated for impairment	21	19
Ending balance	1,313	1,392
Ending balance: collectively evaluated for impairment	1,313	1,392
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	804	661
Provision for loan losses	535	1,014
Charge-offs	(1,067)	(872)
Recoveries	33
Ending balance	305	804
Ending balance: individually evaluated for impairment	147	451
Ending balance: collectively evaluated for impairment	158	352
Ending balance	20,875	21,054
Ending balance: individually evaluated for impairment	2,970	3,709
Ending balance: collectively evaluated for impairment	17,905	17,345
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,398	838
Provision for loan losses	(121)	1,370
Charge-offs	(638)	(813)
Recoveries	7	3
Ending balance	646	1,398
Ending balance: individually evaluated for impairment	368	977
Ending balance: collectively evaluated for impairment	278	376
Ending balance	50,444	59,176
Ending balance: individually evaluated for impairment	1,717	2,659
Ending balance: collectively evaluated for impairment	48,727	56,517
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		293
Provision for loan losses		$ (293)